Supplementary cash flow information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Other distributions	[1]	$ 9.2	$ 0.0	$ 0.0
West Polaris
Business Acquisition [Line Items]
Purchase of the West Polaris, deferred consideration payable to related party	[2],[3]	0.0	0.0	65.0
Purchase of the West Polaris, seller's credit payable to related party	[2],[3]	$ 0.0	$ 0.0	$ 44.6

[1]	Non cash distribution, refer to Note 13 – "Related party transactions" for further information.
[2]	(In US$ millions)2017 2016 2015Purchase of the West Polaris, deferred consideration payable to related party (1)(2)— — 65.0Purchase of the West Polaris, seller's credit payable to related party (1) (2)— — 44.6Other distributions (3)9.2 — —(1) The purchase of the West Polaris was financed in part by a seller's credit and deferred consideration: refer to Note 3 "Business acquisitions".(2) The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2017 and December 31, 2015. Refer to Note 14 "Risk management and financial instruments" and Note 3 "Business acquisitions".
[3]	The purchase of the West Polaris was financed in part by a seller's credit and deferred consideration: refer to Note 3 "Business acquisitions".